Details of Income Statement Items (Schedule of Other Income and Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income And Expense [Abstract]
Contingent consideration	$ 10	$ 3	$ 8
Legal Claims	4	0	2
Rental Income	4	3	3
Insurance and energy tax refunds	5	3	2
Capital gain and profit from divestment	0	2	1
Employees benefits	0	2	0
Other	15	8	6
Other income recorded in the income statements	38	21	22
Impairment, site closure, restoration costs and efficiency plan	139	24	45
Doubtful debts	15	14	2
Financial instrument at fair value	0	9	65
Provision for legal claims	0	4	1
Other	7	9	15
Other expenses recorded in the income statements	$ 161	$ 60	$ 128